Note 4(a) - Advances for Vessels Acquisitions / Under Construction - Advances for Vessels Acquisitions Under Construction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 12,241	$ 38,744
— Advances paid	117,203	158,905
— Capitalized expenses	3,509	3,812
— Transferred to Vessels, net	(76,959)	(189,220)
— Transferred to Assets held for sale	(24,340)
Balance	$ 31,654	$ 12,241